SUBSEQUENT EVENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 13, 2015	Apr. 07, 2015	Feb. 02, 2015
Subsequent Events [Line Items]
Amount of cash consideration	$ 1,227
Subsequent event [Member] | Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng") [Member] | Tianyi Culture [Member]
Subsequent Events [Line Items]
Percentage of economic ownership to be sold	81.00%
Amount of cash consideration	1,227
Remaining percentage of economic ownership	19.00%
Subsequent event [Member] | AM Advertising [Member] | Shenzhen Liantronics Co., Ltd. [Member]
Subsequent Events [Line Items]
Percentage of economic ownership to be sold		5.00%
Amount of cash consideration		24,186
Subsequent event [Member] | Guangzhou Xinyu Advertising Co., Ltd. ("Guangzhou Xinyu") [Member]
Subsequent Events [Line Items]
Equity ownership acquired			100.00%
Total cash consideration			2,418
Subsequent event [Member] | Jinshi Zhixin [Member]
Subsequent Events [Line Items]
Investment amount in limited partnership			$ 8,066